Long-Term Debt - Additional Information - Other (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($) Bridge_Loan	Dec. 31, 2015 USD ($) SecurityLoan	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Interest at a weighted-average fixed rate		3.40%	3.20%
Long term debt principal repayments in 2016		$ 1,100,000,000
Long term debt principal repayments in 2017		1,100,000,000
Long term debt principal repayments in 2018		1,600,000,000
Long term debt principal repayments in 2019		900,000,000
Long term debt principal repayments in 2020		1,100,000,000
Long term debt principal repayments thereafter		$ 1,700,000,000
Number of loan agreement | SecurityLoan		11
Minimum level of free cash be maintained as per loan agreements		$ 100,000,000	$ 100,000,000
Amount of free liquidity and undrawn revolving credit line		$ 410,500,000	$ 368,100,000
Teekay Tankers [Member] | Due January 2021 [Member] | Subsequent Events [Member] | Revolving Credit Facilities [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Secured long-term debt facility	$ 894,400,000
Teekay Tankers [Member] | Due January 2016 [Member] | Subsequent Events [Member] | Secured debt [Member]
Debt Instrument [Line Items]
Number of bridge facilities | Bridge_Loan	2
Teekay Tankers [Member] | Due January 2016 [Member] | Bridge Loan [Member] | Subsequent Events [Member] | Secured debt [Member]
Debt Instrument [Line Items]
Repayments of short-term debt	$ 845,800,000
Minimum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio		126.50%
Vessel market value to loan minimum required ratio		105.00%
Free liquidity and undrawn revolving credit line as percentage of debt		5.00%
Revolving credit lines maturity period		6 months
Maximum [Member]
Debt Instrument [Line Items]
Vessel market value to loan ratio		1076.80%
Vessel market value to loan minimum required ratio		135.00%
Free liquidity and undrawn revolving credit line as percentage of debt		7.50%